Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 19, 2019	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Apr. 21, 2016	Oct. 31, 2015	Dec. 10, 2014	Oct. 31, 2014
C000085498
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,058	$ 11,169	$ 11,310	$ 12,115	$ 8,319		$ 9,222	$ 8,941	$ 9,027	$ 8,142		$ 7,905		$ 10,000
C000085499
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 12,909	11,071	11,223	12,047	8,272		9,186	8,906	8,988	8,121		7,888		10,000
C000085496
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,168	10,449	10,594	11,392	7,841		8,722	8,470	8,565	7,754		7,547		9,572
C000085497
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,808	10,209	10,434	11,306	7,829		8,781	8,595	8,754	7,977		7,825		10,000
C000139941
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 13,234	11,336	11,460	12,274	8,398		9,305	9,001	9,063	8,166		7,921		10,019
C000082623
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,300	12,244	12,012	13,160	12,187		11,292	10,533	10,605	10,484		9,810		10,000
C000085359
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 13,173	12,137	11,917	13,061	12,119		11,238	10,485	10,577	10,471		9,796		10,000
C000085438
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 13,305	12,234	12,001	13,154	12,182		11,284	10,527	10,609	10,483		9,805		10,000
C000082621
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,683	11,693	11,498	12,625	11,730		10,897	10,184	10,286	10,194		9,560		9,773
C000082622
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,040	11,186	11,091	12,267	11,479		10,735	10,110	10,293	10,276		9,707		10,000
C000085437
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,319	12,248	12,022	13,163	12,201		11,301	10,539	10,617	10,497		9,812		10,000
C000152483
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 13,443	12,366	12,144	13,295	12,317		11,413	10,640	10,723	10,597		9,914	$ 10,000
C000161781
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,380	11,021	10,803	13,271	12,876		12,445	11,136	11,417	10,827		10,306		10,000
C000161779
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,092	9,882	9,711	11,963	11,637		11,273	10,111	10,392	9,881	$ 9,580
C000161780
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,870	9,759	9,662	11,990	11,759		11,470	10,366	10,734	10,285	10,000
C000161785
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 9,980	8,871	8,695	10,678	10,354	$ 10,000
C000082626
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,781	11,883	11,553	12,268	11,240		10,893	10,398	10,415	10,212		9,843		10,000
C000085360
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 12,651	11,768	11,458	12,180	11,173		10,843	10,354	10,387	10,190		9,838		10,000
C000085439
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 12,776	11,873	11,549	12,263	11,229		10,887	10,395	10,408	10,201		9,848		10,000
C000082624
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,084	11,768	11,458	12,180	11,173		10,843	10,354	10,387	10,190		9,838		10,000
C000082625
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,557	10,854	10,659	11,431	10,572		10,349	9,987	10,097	9,997		9,744		10,000
C000028496
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,839	10,595	10,439	12,644	12,420		11,873	10,745	10,909	10,711		10,151		10,000
C000028493
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,055	9,907	9,796	11,885	11,716		11,224	10,183	10,364	10,192		9,692		9,574
C000028495
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,708	9,676	9,640	11,788	11,705		11,290	10,326	10,579	10,492		10,059		10,000
C000028499
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,832	10,581	10,438	12,642	12,429		11,872	10,744	10,909	10,702		10,151		10,000
C000143890
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,835	10,858	10,710	12,957	12,739		12,179	11,024	11,191	10,988		10,415		10,237
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,808	17,929	16,225	20,270	14,766		14,078	12,503	12,568	10,201		9,997		10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,808	17,929	16,225	20,270	14,766		14,078	12,503	12,568	10,201		9,997		10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,808	17,929	16,225	20,270	14,766		14,078	12,503	12,568	10,201		9,997		10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,808	17,929	16,225	20,270	14,766		14,078	12,503	12,568	10,201		9,997		10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,808	17,929	16,225	20,270	14,766		14,078	12,503	12,568	10,201		9,997		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737	10,641		10,196		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737	10,641		10,196		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737	10,641		10,196		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737	10,641		10,196		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737	10,641		10,196		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737	10,641		10,196		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,523	10,424	10,387	12,318	12,378		11,656	10,453	10,672	10,577		10,134	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737	10,641		10,196		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,097	10,038	10,003	11,863	11,920		11,226	10,067	10,278	10,186	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,892	8,948	8,917	10,575	10,626	$ 10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	11,439	11,144	12,661	12,336		11,908	10,883	10,939	10,704		10,287		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	11,439	11,144	12,661	12,336		11,908	10,883	10,939	10,704		10,287		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	11,439	11,144	12,661	12,336		11,908	10,883	10,939	10,704		10,287		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	11,439	11,144	12,661	12,336		11,908	10,883	10,939	10,704		10,287		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	11,439	11,144	12,661	12,336		11,908	10,883	10,939	10,704		10,287		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737	10,641		10,196		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737	10,641		10,196		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737	10,641		10,196		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737	10,641		10,196		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737	10,641		10,196		10,000
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value	$ 13,383	11,980	12,169	12,134	8,023		9,940	9,526	9,410	8,700		8,367		10,000
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value	$ 13,383	11,980	12,169	12,134	8,023		9,940	9,526	9,410	8,700		8,367		10,000
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value	$ 13,383	11,980	12,169	12,134	8,023		9,940	9,526	9,410	8,700		8,367		10,000
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value	$ 13,383	11,980	12,169	12,134	8,023		9,940	9,526	9,410	8,700		8,367		10,000
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value	$ 13,383	11,980	12,169	12,134	8,023		9,940	9,526	9,410	8,700		8,367		10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 12,702	11,794	11,690	12,595	11,766		10,996	10,289	10,352	10,337		9,876		10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 12,702	11,794	11,690	12,595	11,766		10,996	10,289	10,352	10,337		9,876		10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 12,702	11,794	11,690	12,595	11,766		10,996	10,289	10,352	10,337		9,876		10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 12,702	11,794	11,690	12,595	11,766		10,996	10,289	10,352	10,337		9,876		10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 12,702	11,794	11,690	12,595	11,766		10,996	10,289	10,352	10,337		9,876		10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 12,702	11,794	11,690	12,595	11,766		10,996	10,289	10,352	10,337		9,876		10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 12,801	11,886	11,782	12,693	11,858		11,081	10,369	10,433	10,418		9,953	$ 10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,097	10,038	10,003	11,863	11,920		11,226	10,067	10,278	10,186	$ 10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 12,702	11,794	11,690	12,595	11,766		10,996	10,289	10,352	10,337		9,876		10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 12,702	11,794	11,690	12,595	11,766		10,996	10,289	10,352	10,337		9,876		10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 12,702	11,794	11,690	12,595	11,766		10,996	10,289	10,352	10,337		9,876		10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 12,702	11,794	11,690	12,595	11,766		10,996	10,289	10,352	10,337		9,876		10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 12,702	$ 11,794	$ 11,690	$ 12,595	$ 11,766		$ 10,996	$ 10,289	$ 10,352	$ 10,337		$ 9,876		$ 10,000